Leases-Lessee (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum annual rentals under noncancelable operating leases
2015	$ 83
2016	71
2017	55
2018	41
2019	33
Therafter	129
Total	412
Operating leases [Abstract]
Total rent expense	$ 109	$ 58	$ 56